Income Taxes (Additional Information) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2010	Sep. 30, 2006	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Income tax expense					$ 221		$ 260	$ 347
Effective income tax rate					20.90%		21.28%	31.32%
Environmental remediation charge				165	166		9	12
Business restructuring	208	12			208		0	0
Acquisition related costs					5	[1]
Estimate, tax deductible separation costs percentage					20.00%
PPG recorded a one-time after tax charge, result of a change in U.S. tax law included in the U.S. Patient Protection and Affordable Care Act enacted in March 2010			(73)
PPG recorded a one-time after tax charge, result of a change in U.S. tax law included in the U.S. Patient Protection and Affordable Care Act enacted in March 2010, per share			$ 0.44
Change in U.S. tax law included in the U.S. Patient Protection and Affordable Care Act enacted in March 2010			PPG recorded a one-time, aftertax charge in the first quarter of 2010 of $85 million, or 51 cents per share, as a result of a change in U.S. tax law included in the U.S. Patient Protection and Affordable Care Act enacted in March 2010. Under the prior tax law, the total amount paid for prescription drug costs for retirees over the age of 65 was tax deductible. Beginning in 2013, however, these costs will only be deductible to the extent they exceed the amount of the annual subsidy PPG receives from the U.S. government under Medicare Part D. As a result of this change, the Company’s deferred tax asset, which reflects the future tax deductibility of these post retirement costs, had to be reduced in the first quarter of 2010, the period that the change in the tax law was enacted, as required by the accounting guidance for income taxes.
Income before income taxes of non-US operations					1,057		1,222	1,108
Income taxes paid					503		353	198
Net operating loss carryforwards		611			611
Net operating loss carryforwards, tax effected amount		177			177
Undistributed Earnings of Foreign Subsidiaries		3,476			3,476		2,920
Number of companies in the proposed new cooperative agreement		300			300
Number of taxable jurisdictions		70			70
Repatriation					2,865		2,454
Deferred taxes on undistributed earnings of non-US subsidiaries		611			611		466
Potential U.S. tax cost for repatriation of foreign earnings		110			110		85
Unrecognized tax benefits		82			82		107	111	108
Unrecognized tax benefits that would affect the effective tax rate, if recognized		79			79		100	103
Accrued estimated interest and penalties on unrecognized tax benefits		10			10		15	15
Recognized (income) expense for estimated interest and penalties					(5)		0	2
Income Taxes Paid, Discontinued Operations					8		5	4
Non United States
Income Taxes [Line Items]
Income before income taxes of non-US operations					729		836	758
Net Operating Loss, Indefinite Life
Income Taxes [Line Items]
Net operating loss carryforwards		529			529
Net Operating Loss, Expiring Between 2012 And 2026
Income Taxes [Line Items]
Net operating loss carryforwards		82			82
Environmental Remediation Expense [Member]
Income Taxes [Line Items]
Income tax expense					60
Effective income tax rate					37.70%
Environmental remediation charge					159
Business Restructuring Reserves [Member]
Income Taxes [Line Items]
Income tax expense					45
Effective income tax rate					21.40%
Business restructuring					208
Acquisition-related Costs [Member]
Income Taxes [Line Items]
Income tax expense					2
Effective income tax rate					28.60%
Acquisition related costs					6
Costs Related To Separation And Merger Transaction [Member]
Income Taxes [Line Items]
Income tax expense					2
Effective income tax rate					38.00%
Business separation merger related costs					$ 5

[1]	Acquisition-related costs include advisory, legal, accounting, valuation, and other professional or consulting fees incurred to effect significant acquisitions. PPG expects to incur additional acquisition-related costs in 2013.